Short-term Investments - Schedule of Short-term Investments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total short-term investments	$ 1,018,000
Unrealized Losses [Member]
Total short-term investments	(22,000)
Jupiter Wellness, Inc. (JUPW) [Member]
Total short-term investments	$ 1,040,000